INCOME TAX - Deferred tax assets (liabilities) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets / (liabilities)
Beginning Balance	$ 15,713,555	$ 32,500,045
(Charge)/Credit to Income	75,689,982	(16,786,490)
Ending Balance	91,403,537	15,713,555
Intangible asset [member]
Deferred tax assets / (liabilities)
Beginning Balance	(2,519,708)	(24,749,611)
(Charge)/Credit to Income	(30,701)	22,229,903
Ending Balance	(2,550,409)	(2,519,708)
Loan loss reserves [member]
Deferred tax assets / (liabilities)
Beginning Balance	25,914,351	15,681,786
(Charge)/Credit to Income	25,070,465	10,232,565
Ending Balance	50,984,816	25,914,351
Property, plant and equipment [member]
Deferred tax assets / (liabilities)
Beginning Balance	(8,642,748)	(12,157,117)
(Charge)/Credit to Income	1,633,185	3,514,369
Ending Balance	(7,009,563)	(8,642,748)
Foreign currency [member]
Deferred tax assets / (liabilities)
Beginning Balance	1,793	(906,162)
(Charge)/Credit to Income	(1,418)	907,955
Ending Balance	375	1,793
Loss carry forwards [member]
Deferred tax assets / (liabilities)
Beginning Balance	3,303,800	6,388,210
(Charge)/Credit to Income	35,211,857	(3,084,410)
Ending Balance	38,515,657	3,303,800
Inflation Adjustment Credit [Member]
Deferred tax assets / (liabilities)
Beginning Balance	79,251	14,838,191
(Charge)/Credit to Income	29,946	(14,758,940)
Ending Balance	109,197	79,251
Other provisions [member]
Deferred tax assets / (liabilities)
Beginning Balance	21,157,383	13,467,298
(Charge)/Credit to Income	(15,518,635)	7,690,085
Ending Balance	5,638,748	21,157,383
Other deferred tax assets and liabilities [member]
Deferred tax assets / (liabilities)
Beginning Balance	(23,580,567)	19,937,450
(Charge)/Credit to Income	29,295,283	(43,518,017)
Ending Balance	$ 5,714,716	$ (23,580,567)